Allowance Movement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended			12 Months Ended														12 Months Ended														12 Months Ended														12 Months Ended												12 Months Ended										12 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member]	Mar. 31, 2011 PUERTO RICO	Dec. 31, 2012 PUERTO RICO	Dec. 31, 2011 PUERTO RICO	Dec. 31, 2012 PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member	Dec. 31, 2011 Commercial Portfolio Segment Member	Dec. 31, 2012 Commercial Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO	Dec. 31, 2011 Commercial Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commercial Real Estate Construction Financing Receivable Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages	Dec. 31, 2011 Mortgages	Dec. 31, 2012 Mortgages Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages PUERTO RICO	Dec. 31, 2011 Mortgages PUERTO RICO	Dec. 31, 2012 Mortgages PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Mortgages UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member]	Dec. 31, 2011 Legacy [Member]	Dec. 31, 2012 Legacy [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Legacy [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Legacy [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Legacy [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member	Dec. 31, 2011 Finance Leases Portfolio Segment Member	Dec. 31, 2012 Finance Leases Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO	Dec. 31, 2011 Finance Leases Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Finance Leases Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member	Dec. 31, 2011 Consumer Portfolio Segment Member	Dec. 31, 2012 Consumer Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member PUERTO RICO	Dec. 31, 2011 Consumer Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Consumer Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Consumer Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 815,308	$ 793,225	$ 621,701	$ 690,363	$ 108,906	$ 124,945		$ 554,203	$ 578,347	$ 453,402	$ 455,431	$ 124,945	$ 0	$ 236,961	$ 337,794	$ 463,904	$ 399,924	$ 297,682	$ 369,432	$ 72,060	$ 94,472	$ 289,675	$ 349,925	$ 255,453	$ 256,643	$ 94,472	$ 0	$ 113,979	$ 143,281	$ 28,916	$ 39,785	$ 7,429	$ 8,481	$ 9,946	$ 20,435	$ 15,808	$ 26,285	$ 5,850	$ 16,074	$ 20,435	$ 0	$ 2,631	$ 23,711	$ 107,571	$ 70,868	$ 149,375	$ 102,261	$ 20,914	$ 5,310	$ 139,941	$ 77,632	$ 72,322	$ 42,029	$ 5,310	$ 0	$ 29,939	$ 28,839	$ 46,228	$ 76,405	$ 33,102	$ 46,228	$ 0	$ 0	$ 46,228	$ 76,405	$ 4,651	$ 7,154	$ 2,894	$ 4,651	$ 0	$ 0	$ 2,894	$ 4,651	$ 4,651	$ 7,154	$ 0	$ 0	$ 164,038	$ 199,089	$ 131,219	$ 159,310	$ 5,986	$ 4,728	$ 105,885	$ 119,854	$ 115,126	$ 133,531	$ 4,728	$ 0	$ 44,184	$ 65,558
Provision for loan losses	408,941	575,720								282,067	341,596	74,839	145,635	52,035	88,489	141,424	362,405							106,802	206,904	23,847	108,246	10,775	47,255	17,071	743							(2,271)	(4,408)	20,006	23,288	(664)	(18,137)	140,567	65,518							103,482	57,917	21,513	6,121	15,572	1,480	3,212	22,147					3,212	22,147	(814)	941							(814)	941	0	0	107,481	123,966							74,868	80,242	9,473	7,980	23,140	35,744
Charge-offs	(630,472)	(693,711)								(374,187)	(408,868)	(90,980)	(22,206)	(165,305)	(262,637)	(301,307)	(338,347)							(185,653)	(225,011)	(46,290)	(13,774)	(69,364)	(99,562)	(36,125)	(24,202)							(3,910)	(15,563)	(30,556)	(4,353)	(1,659)	(4,286)	(81,903)	(46,611)							(59,286)	(29,215)	(5,909)	(826)	(16,708)	(16,570)	(36,529)	(78,338)					(36,529)	(78,338)	(4,680)	(6,527)							(4,680)	(6,527)	0	0	(169,928)	(199,686)							(120,658)	(132,552)	(8,225)	(3,253)	(41,045)	(63,881)
Recoveries	136,864	138,973								84,015	77,949	102	1,516	52,747	59,508	65,755	52,628							41,013	29,623	31	0	24,711	23,005	7,513	12,590							6,193	9,747	61	1,500	1,259	1,343	4,054	3,989							2,509	1,591	0	15	1,545	2,383	20,191	26,014					20,191	26,014	3,737	3,083							3,737	3,083	0	0	35,614	40,669							30,563	33,905	10	1	5,041	6,763
Net recovery (write-down) related to loans transferred to loans held-for-sale	(34)	1,101					13,800				(12,706)			(34)	13,807	(34)	(12,706)								(12,706)			(34)	0	0	0								0			0	0	0	13,807								0			0	13,807	0	0					0	0	0	0								0			0	0								0			0	0
Balance at end of period	$ 730,607	$ 815,308	$ 621,701	$ 690,363	$ 108,906	$ 124,945		$ 554,203	$ 578,347	$ 445,297	$ 453,402	$ 108,906	$ 124,945	$ 176,404	$ 236,961	$ 369,742	$ 463,904	$ 297,682	$ 369,432	$ 72,060	$ 94,472	$ 289,675	$ 349,925	$ 217,615	$ 255,453	$ 72,060	$ 94,472	$ 80,067	$ 113,979	$ 17,375	$ 28,916	$ 7,429	$ 8,481	$ 9,946	$ 20,435	$ 15,808	$ 26,285	$ 5,862	$ 5,850	$ 9,946	$ 20,435	$ 1,567	$ 2,631	$ 170,289	$ 107,571	$ 149,375	$ 102,261	$ 20,914	$ 5,310	$ 139,941	$ 77,632	$ 119,027	$ 72,322	$ 20,914	$ 5,310	$ 30,348	$ 29,939	$ 33,102	$ 46,228	$ 33,102	$ 46,228	$ 0	$ 0	$ 33,102	$ 46,228	$ 2,894	$ 4,651	$ 2,894	$ 4,651	$ 0	$ 0	$ 2,894	$ 4,651	$ 2,894	$ 4,651	$ 0	$ 0	$ 137,205	$ 164,038	$ 131,219	$ 159,310	$ 5,986	$ 4,728	$ 105,885	$ 119,854	$ 99,899	$ 115,126	$ 5,986	$ 4,728	$ 31,320	$ 44,184